Condensed Consolidated Statements of Comprehensive (Loss) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Loss for the Period	$ (618,147)	$ (290,883)	$ (1,278,823)	$ (1,133,390)
Cumulative Translation Adjustment Foreign currency translation	(9,496)	64,045	12,925	50,612
Total Comprehensive Income (Loss)	$ (627,643)	$ (226,838)	$ (1,265,898)	$ (1,082,778)